Consolidated Statements of Comprehensive Loss (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Diluted net loss per ordinary share	$ 0.01	$ 0.03	$ 0.06
Weighted average number of ordinary shares used in computing diluted net loss per ordinary share	166,853,058	129,144,562	44,453,153